Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Segment	Dec. 31, 2012 Total	Dec. 31, 2011 Total	Dec. 31, 2012 Total Money market funds	Dec. 31, 2011 Total Money market funds	Dec. 31, 2012 Quoted Prices in Active Markets (Level 1)	Dec. 31, 2011 Quoted Prices in Active Markets (Level 1)	Dec. 31, 2012 Quoted Prices in Active Markets (Level 1) Money market funds	Dec. 31, 2011 Quoted Prices in Active Markets (Level 1) Money market funds
Segment Information
Number of operating segments	1
Fair Value of Financial Instruments
Cash equivalents				$ 123,888	$ 39,337			$ 123,888	$ 39,337
Assets		$ 123,888	$ 39,337			$ 123,888	$ 39,337